Income Taxes - Schedule of Reconciles Hong Kong Statutory Rates to the Company’s Effective Tax (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciles Effective Tax [Abstract]
(Loss)/profit before income taxes		$ (4,749,581)		$ 1,095,460	$ 397,672
Hong Kong Profits Tax rate		16.50%		16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ (783,681)		$ 180,751	$ 65,616
Reconciling items:
Tax effect of income that is not taxable	[1]	(74)		(198)	(4,376)
Tax effect on expenses that is not deductible	[2]	961,433	[1]
Tax effect of rate differences in various jurisdictions		70,665	[1]
Effect of domestic tax allowance		(21,208)		(21,213)	(54,677)
Income tax expense		$ 227,135		$ 159,340	$ 6,563

[1]	Income that is not taxable mainly consisted of the interest income and the government subsidies which are non-taxable under Hong Kong income tax law.
[2]	Expenses that are not deductible mainly consisted of provision for expected credit loss and legal and professional fee which are non-deductible under Hong Kong income tax law